DISCLOSURE OF OTHER INFORMATION	12 Months Ended
Dec. 31, 2018
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure Of Other Information Explanatory [Text Block]
NOTE 3. DISCLOSURE OF OTHER INFORMATION

a)	Disclosure of information on Issued Capital

At the date of these consolidated financial statements the share capital of Arauco is ThU.S.$353,618.

100% of Capital corresponds to ordinary shares

	12-31-2018	12-31-2017
Description of Ordinary Capital Share Types	100 % of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	113,159,655
Nominal Value of Shares by Type of Capital in Ordinary Shares	ThU.S.$ 0.0031210 per share
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	ThU.S.$ 353,618

	12-31-2018	12-31-2017
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	113,159,655

b)	Dividends paid

The interim dividend paid in December 2018 was equivalent to 20% of the distributable net profit calculated as of the end of September 2018 and was considered a decrease in the statements of changes in equity.

The final dividend paid each year on may corresponds to the difference between the 40% of the prior year distributable net profit and the amount of the interim dividend paid.

The ThU.S.$324,295 (ThU.S.$174,266 as of December 31, 2017) presented in the statements of changes in equity correspond to the minimum dividend provision recorded for the period 2018.

In the Statements of Cash Flow in the line item “Dividends Paid” an amount of ThU.S.$257,421 is presented for the year ended December 31, 2018 (ThU.S.$ 121,586 for the year ended December 31, 2017), of which ThU.S.$256,029 (ThU.S.$ 119,499 for the year ended December 31, 2017) correspond to the payment of dividends of the parent company.

The following are the dividends paid and per share amounts during the periods 2018, 2017 and 2016:

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-12-2018
Amount of Dividend	ThU.S.$ 142,256
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 1.25712

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-10-2018
Amount of Dividend	ThU.S.$ 113,773
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 1.00542

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-20-2017
Amount of Dividend	ThU.S.$ 60,494
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 0.53459

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-10-2017
Amount of Dividend	ThU.S.$ 59,005
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 0.52143

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-14-2016
Amount of Dividend	ThU.S.$ 29,572
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 0.26133

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-11-2016
Amount of Dividend	ThU.S.$ 99,221
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 0.87683

c)	Disclosure of Information on Reserves

Other reserves comprise reserves of exchange differences on translation, reserves of cash flow hedges and other reserves. Arauco does not have any restrictions associated with these reserves.

Reserves of exchange differences on translation

Reserves of exchange differences on translation correspond to exchange differences relating to the translation of the results and net assets of Arauco’s subsidiaries whose functional currency is other than Arauco’s presentation currency.

Reserves of cash flow hedges

Reserves of cash flow hedges correspond to the portion of net gain or loss of derivative financial instruments
that complies with the requirements of hedge accounting at the end of each period.

Reserve of Actuarial Losses in Defined Benefit Plans

This corresponds to changes in the present value of the obligation for defined benefits resulting from experience adjustments (the effect of the differences between the previous actuarial assumptions and the events that occurred within the context of the plan) and the effects of the changes in the actuarial assumptions.

Other reserves

This mainly corresponds to the share of other comprehensive income of investments in associates and joint ventures.

Other items in the Statements of Profit or Loss

The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates and joint ventures for the years ended December 31, 2018, 2017 and 2016 are as follows:

	January - December
	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Classes of Other Income
Other Income, Total	124,304	111,513	257,863
Gain from changes in fair value of biological assets (See note 20)	84,476	83,031	208,562
Net income from insurance compensation	1,788	1,305	3,222
Revenue from export promotion	3,570	3,542	2,350
Lease income	2,156	3,061	4,687
Gain on sales of assets	13,164	13,444	17,485
Access easement	260	565	3,756
Recovery of tax credits	-	-	2,033
Compensations received	4,554	283	139
Other operating results (*)	14,336	6,282	15,629

Classes of Other Expenses by activity
Total of Other Expenses by activity	(95,880)	(240,165)	(77,415)
Depreciation	(523)	(466)	(562)
Legal expenses	(3,832)	(3,882)	(5,087)
Impairment provision for property, plant and equipment and others	(31,680)	(33,240)	(14,979)
Operating expenses related to plants stoppage	(2,718)	(7,275)	(3,926)
Expenses related to projects	(15,497)	(2,139)	(1,620)
Loss of asset sales	(8,533)	(4,691)	(2,283)
Loss and repair of assets	(430)	(3,739)	(1,307)
Loss of forest due to fires (**)	(2,584)	(138,139)	(15,193)
Other Taxes	(16,821)	(17,463)	(8,261)
Research and development expenses	(1,888)	(2,594)	(2,684)
Fines, readjustments and interests	(788)	(3,675)	(1,004)
Loss on disposal of associates	-	-	(10,369)
Other expenses	(10,586)	(22,862)	(10,140)

Classes of financing income
Financing income, total	20,895	19,640	29,701
Financial income from mutual funds - term deposits	13,177	11,023	11,439
Financial income resulting from swap - forward instruments	596	3,602	7,226
Other financial income	7,122	5,015	11,036

Classes of financing costs
Financing costs, Total	(214,779)	(287,958)	(258,467)
Interest expense, Banks loans	(29,320)	(31,014)	(33,224)
Interest expense, Bonds	(142,846)	(223,602)	(183,203)
Interest expense, other financial instruments	(18,716)	(15,706)	(17,221)
Other financial costs	(23,897)	(17,636)	(24,819)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	17,246	17,017	23,939
Investments in associates	3,043	4,855	16,348
Joint ventures	14,203	12,162	7,591

(*) ”Other
operating results”
includes extraction of sand and gravel from wharfage and indemnities, among others.
(**) Loss of forest due to fires
are presented net of ThU.S.$35,000 from
insurance compensation as of December 2017.

The analysis of expenses by nature contained in these consolidated financial statements is presented below:

	January - December
	2018	2017	2016
Cost of sales	ThU.S.$	ThU.S.$	ThU.S.$
Timber	691,129	725,114	736,399
Forestry labor costs	672,233	631,276	600,320
Depreciation	377,557	389,847	377,983
Maintenance costs	280,715	262,764	313,500
Chemical costs	560,241	517,478	479,335
Sawmill Services	140,106	109,776	117,340
Other Raw Materials	228,701	188,874	221,950
Other Indirect costs	185,424	178,447	143,074
Energy and fuel	207,712	186,041	139,527
Cost of electricity	34,301	42,008	39,960
Wage and salaries	344,630	342,907	329,517
Total	3,722,749	3,574,532	3,498,905

(*) Total amount is composed of the cost of inventory sales for ThU.S.$ 3,662,348 (ThU.S.$ 3,510,009 and ThU.S.$ 3,423,439 at December 31, 2017 and 2016, respectively) and the cost of rendering services for ThU.S.$ 60,401 (ThU.S.$ 64,523 as of December 31, 2017)

	January - December
	2018	2017	2016
Distribution cost	ThU.S.$	ThU.S.$	ThU.S.$
Selling costs	39,402	39,175	33,557
Commissions	14,629	14,880	13,880
Insurance	4,266	3,620	3,216
Provision for doubtful accounts	3,144	(245)	910
Other selling costs	17,363	20,920	15,551
Shipping and freight costs	517,403	484,125	462,916
Port services	28,064	30,996	28,028
Freights	440,886	409,801	382,894
Other shipping and freight costs (internation, warehousing, stowage, customs and other costs)	48,453	43,328	51,994
Total	556,805	523,300	496,473

	January - December
	2018	2017	2016
Administrative expenses	ThU.S.$	ThU.S.$	ThU.S.$
Wages and salaries	247,927	218,720	198,042
Marketing, advertising, promotion and publications expenses	12,650	10,046	9,937
Insurances	15,538	17,122	21,526
Depreciation and amortization	27,879	28,210	29,285
Computer services	27,434	27,193	27,735
Lease rentals (offices, other property and vehicles)	14,249	14,195	13,391
Donations, contributions, scholarships	13,952	12,772	10,396
Fees (legal and technical advisors)	51,039	43,107	43,809
Property taxes, city permits and rights	17,645	17,281	15,962
Cleaning services, security services and transportation	24,089	25,153	26,975
Third-party variable services (maneuvers, logistics)	43,573	46,097	40,277
Basic services	9,467	8,423	8,653
Maintenance and repair	6,973	5,579	7,617
Seminars, courses, training materials	3,117	2,526	3,560
Other administration expenses (travels, clothing and safety equipment, enviromental expenses, audits and others)	45,752	44,870	17,304
Total	561,284	521,294	474,469